Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity
12.	Stockholders’ Equity
In December 2020, the Company’s Board of Directors increased the Company’s authority to issue 81,668,190 shares of two classes of stock to be designated: 55,000,000 shares of common stock with a par value of $0.0001 per share and 26,668,190 shares of preferred stock with par value of $0.0001. The preferred stock is to be designated: 12,671,911 shares of Series A preferred stock, 4,869,754 shares of Series B preferred stock, and 9,126,525 shares of Series C preferred stock.
Preferred Stock
On May 15, 2014, the Company issued 5,506,734 shares of Series A preferred stock with an original issuance price of $4.1767 per share for $22,900. In conjunction with the Series A preferred stock financing, convertible promissory notes of $8,000, including principal and accrued interest, were converted into 7,165,177 shares of Series A preferred stock.
On June 15, 2015, the Company issued 4,869,754 shares of Series B preferred stock at an issuance price of $7.2615 per share for $35,228.
Beginning on August 17, 2017, and at various subsequent closings in 2017, the Company issued 5,270,120 shares of Series C preferred stock with an original issuance price of $8.7078 per share for $45,800. In conjunction with the Series C preferred stock financing, convertible promissory notes of $15,600, including principal and accrued interest, were converted into 2,236,153 shares of Series C preferred stock.
The following are the rights and privileges of the Company’s preferred stock:
Dividends
Holders of preferred stock, in preference to the holders of common stock, shall be entitled to receive, but only out of funds legally available thereof, cash dividends at a rate of 8% of the original issue price per annum on each outstanding share of preferred stock. Such dividends shall be payable only when, as and if declared by the Board of Directors and shall be noncumulative. As long as shares of preferred stock are outstanding, the Company is precluded from declaring, paying or setting aside any dividends, or making any other distribution on the common stock, or purchasing, redeeming or otherwise acquiring for value any shares of common stock, unless all dividends on the preferred stock then have been paid or declared and set apart and the holders of the preferred stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of preferred stock in an amount at least equal to the dividend payable on each share. No dividends have been declared or paid out as of December 31, 2020.
Voting Rights
Each holder of outstanding shares of preferred stock shall be entitled to cast the number of votes equal to the number of each share of common stock into which the shares of preferred stock held by each holder are convertible as of the record date for determining shareholders entitled to vote on such matter. Holders of preferred stock shall vote together with the holders of common stock as a single class.
Liquidation
In the event of any voluntary or involuntary liquidation, the holders of preferred stock shall be entitled to receive, prior and in preference to any distribution of the proceeds of such liquidation to the holders of common stock, an amount per share equal to the sum of the applicable original issue price for the preferred stock, plus declared but unpaid dividends on such share. Upon completion of the distribution to the preferred stockholders, all of the remaining proceeds available for distribution to stockholders shall be distributed among the holders of common stock pro rata based on the number of shares of common stock held by each holder. The Long-term debt and Convertible Notes are senior in order of preference to the Company’s preferred stock and then common stock in the event of a liquidation.
Conversion
Each share of preferred stock shall be convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of common stock as is determined by dividing the applicable original issue price for such share of preferred stock by the applicable conversion price for such share of preferred stock. The initial conversion price per share for each series of preferred stock shall be the original issue price applicable to such series.
Redemption
The Company’s preferred stock is not redeemable at either the option of the Company or the holder.
Common Stock
Voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of the preferred stock. The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of shareholders. Dividends are issued to common stockholders only after holders of the preferred stock receive funds legally available in the amount equal to 8% of the original issuance price per annum on each outstanding share of preferred stock. In the event of liquidation, dissolution, distribution of assets or winding-up
of the Company, the holders of common stock receive payment on a pro rata basis on the number of shares held by each such holder, after the rights of the holders of the preferred stock have been satisfied.
Common and Preferred Stock Warrants
On September 29, 2017, the Company entered into a development agreement with an investor in the Series C preferred stock financing to develop an enhanced version of the Company’s hosted services which provides access to the Company’s satellite data. In accordance with the terms of the Development Agreement, the Company issued warrants to purchase additional shares of the Series C preferred stock at the original issuance price. The Series C warrants vest upon achievement of certain terms of the contract. As of December 31, 2020, the Series C warrants were fully vested and unexercised. As the Series C warrants are free-standing financial instruments that may require the Company to transfer assets upon exercise, these warrants are classified as liabilities and included in Other long-term liabilities on the Consolidated Balance Sheets at their estimated fair value as of each reporting date.
On March 27, 2018, the Company issued 209,695 warrants to purchase the Company’s common stock in connection with the SVB Loan Agreement. The common stock warrants qualified for equity treatment, and therefore are classified as equity.
Under the terms of the EIB Loan Facility, on August 20, 2020, the Company issued to EIB 454,899 warrants exercisable into common shares at a price of $0.0001 per share. On October 29, 2020, the Company issued to EIB an additional 454,899 warrants exercisable into common shares at a price of $0.0001 per share. These common stock warrants were determined to be derivative liabilities due to EIB’s put option and are included in Other long-term liabilities on the Consolidated Balance Sheets at their estimated fair value. As of December 31, 2020, the liability for these warrants was valued at $3,810.
Under the terms of the Eastward Loan Facility, on December 30, 2020, the Company issued to Eastward 188,916 warrants exercisable into common shares at a price of $3.97 per share. These common stock warrants have been determined to be accounted for as equity classified warrants and the Company recorded $542 as Additional paid-in
capital in the Statement of Changes in Stockholders Equity (Deficit) for the year ended December 31, 2020 at their estimated fair value as of the date of issuance.